Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of change in asset retirement obligation
The following table summarizes changes in our asset retirement obligation, which is reported within other noncurrent liabilities in our consolidated balance sheets (in thousands):

Balance at March 31, 2016	$5,574
Liabilities incurred	1,703
Liabilities assumed in acquisitions	406
Liabilities settled	(19)
Accretion expense	517
Balance at March 31, 2017	8,181
Liabilities incurred	592
Liabilities assumed in acquisitions	21
Liabilities settled	(549)
Accretion expense	888
Balance at March 31, 2018	$9,133

Schedule of future minimum lease payments under contractual commitments
The following table summarizes future minimum lease payments under these agreements at March 31, 2018 (in thousands):

Year Ending March 31,
2019	$131,044
2020	114,685
2021	98,364
2022	70,242
2023	52,571
Thereafter	44,501
Total	$511,407

Amounts in the table above do not include operating leases related to the Retail Propane segment (see Note 17).

Schedule of future minimum throughput payments under agreements	The following table summarizes future minimum throughput payments under these agreements at March 31, 2018 (in thousands):

Year Ending March 31,
2019	$50,201
2020	41,379
Total	$91,580

Schedule of outstanding purchase commitments
At March 31, 2018, we had the following commodity purchase commitments (in thousands):

	Crude Oil (1)		Natural Gas Liquids
	Value	Volume (in barrels)	Value	Volume (in gallons)
Fixed-Price Commodity Purchase Commitments:
2019	$77,015	1,230	$5,616	8,183

Index-Price Commodity Purchase Commitments:
2019	$1,403,823	23,559	$502,428	582,456
2020	567,987	10,938	—	—
2021	453,328	9,330	—	—
2022	363,302	7,738	—	—
2023	256,327	5,482	—	—
Thereafter	191,010	4,112	—	—
Total	$3,235,777	61,159	$502,428	582,456

(1)
Our crude oil index-price purchase commitments exceed our crude oil index-price sales commitments (presented below) due primarily to our long-term purchase commitments for crude oil that we purchase and ship on the Grand Mesa Pipeline. As these purchase commitments are deliver-or-pay contracts, we have not entered into corresponding long-term sales contracts for volumes we may not receive.

Schedule of outstanding sales commitments
At March 31, 2018, we had the following commodity sale commitments (in thousands):

	Crude Oil		Natural Gas Liquids
	Value	Volume (in barrels)	Value	Volume (in gallons)
Fixed-Price Commodity Sale Commitments:
2019	$77,132	1,230	$26,140	30,917
2020	—	—	356	415
2021	—	—	28	30
Total	$77,132	1,230	$26,524	31,362

Index-Price Commodity Sale Commitments:
2019	$1,261,876	20,262	$438,577	413,866
2020	94,660	1,599	2,022	2,253
Total	$1,356,536	21,861	$440,599	416,119